Organization and Business (Details) - USD ($)					12 Months Ended
		Apr. 20, 2023	Jan. 10, 2023	Jul. 01, 2022	Dec. 31, 2023	Dec. 31, 2022
Organization and Business [Line Items]
Price per share (in Dollars per share)					$ 0.0001
Gross proceeds (in Dollars)		$ 8,161,783			$ 11,000,000
Deferred offering costs (in Dollars)		$ 2,839,417				$ 1,306,313
Equity interest percentage					100.00%
Cash Consideration (in Dollars)					$ 4,000,000
Goodwill (in Dollars)					$ 2,973,850
Tiancheng Jinhui [Member]
Organization and Business [Line Items]
Ownership interest percentage				100.00%
KingWin HK [Member]
Organization and Business [Line Items]
Ownership interest percentage				100.00%
KingWin BVI [Member]
Organization and Business [Line Items]
Ownership interest percentage				100.00%
Over-Allotment Option [Member]
Organization and Business [Line Items]
Shares issued, Initial public offering		2,750,000
Per share (in Dollars per share)		$ 4
Gross proceeds (in Dollars)		$ 11,000,000,000,000
Class A Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares issued			8,213,040
Price per share (in Dollars per share)	[1]				$ 0.0001	$ 0.0001
Shares issued			8,144,598
Shares issued, Initial public offering			8,144,598
Class A Ordinary Shares [Member] | Tiancheng Jinhui [Member]
Organization and Business [Line Items]
Ordinary shares issued					68,442
Class B Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares issued			3,786,960
Price per share (in Dollars per share)	[1]				$ 0.0001	$ 0.0001
Shares issued			3,755,402
Shares issued, Initial public offering			3,755,402
Class B Ordinary Shares [Member] | Tiancheng Jinhui [Member]
Organization and Business [Line Items]
Ordinary shares issued					31,558
Sky KingWin Ltd [Member]
Organization and Business [Line Items]
Equity interest percentage					100.00%

[1]	Giving retroactive effect to the nominal issuance of shares effected on January 10, 2023 (Note 14).